Share based compensation, Share Options (Details)	3 Months Ended
	Mar. 31, 2024 shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)		1,202,734
Number of ordinary shares available for future issuance (in shares)	368,741
Number of options granted (in shares)	68,000
Share option award granted period	8 years